united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Suite 2; Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares			Value
	EXCHANGE TRADED FUNDS - 80.2%
	EQUITY FUNDS - 80.2%
226,390	SPDR Consumer Discretionary Select Sector Fund		$ 16,811,721
44,335	SPDR Consumer Staples Select Sector Fund		2,092,169
23,166	SPDR Energy Select Sector Fund		1,417,759
844,927	SPDR Financial Select Sector Fund		19,146,046
270,213	SPDR Health Care Select Sector Fund		17,896,207
43,077	SPDR Industrial Select Sector Fund		2,149,112
13,936	SPDR Materials Select Sector Fund		556,325
119,361	SPDR Technology Select Sector Fund		4,714,759
15,324	SPDR Utilities Select Sector Fund		663,376
	TOTAL EXCHANGE TRADED FUNDS (Cost - $69,406,040)		65,447,474

	SHORT-TERM INVESTMENTS - 20.3%
	MONEY MARKET FUND - 20.3%
16,559,414	Federated Prime Obligations Fund, to yield 0.10% (Cost - $16,559,414) *		16,559,414

	TOTAL INVESTMENTS - 100.5% (Cost - $85,965,454) (a)		$ 82,006,888
	OTHER ASSETS LESS LIABILITIES - NET - (0.5) %		(443,071)
	NET ASSETS - 100.0%		$ 81,563,817

* Variable rate security, the money market rate shown represents the rate at September 30, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $85,965,261 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,025
		Unrealized depreciation:	(3,959,398)
		Net unrealized depreciation:	$ (3,958,373)

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 87.6%
	DEBT FUNDS - 41.1%
24,885	SPDR Barclays Aggregate Bond ETF	$ 1,438,602
62,766	SPDR Barclays High Yield Bond ETF	2,238,236
36,133	SPDR Barclays Intermediate Term Corporate Bond ETF	1,226,715
7,476	SPDR Barclays Long Term Corporate Bond ETF	286,480
12,682	SPDR Barclays Long Term Treasury ETF	906,890
19,516	SPDR Barclays TIPS ETF	1,077,674
		7,174,597
	EQUITY FUNDS - 46.5%
4,788	SPDR Consumer Discretionary Select Sector Fund	355,557
10,421	SPDR Dow Jones International Real Estate ETF	409,962
10,503	SPDR Dow Jones REIT ETF	905,044
15,587	SPDR Financial Select Sector Fund	353,201
5,126	SPDR Health Care Select Sector Fund	339,495
3,181	SPDR S&P 500 ETF Trust	609,575
12,943	SPDR S&P International Small Cap ETF	356,191
66,675	SPDR S&P World ex-US ETF	1,688,878
28,297	WisdomTree Europe Hedged Equity Fund	1,546,431
31,696	WisdomTree Japan Hedged Equity Fund	1,542,327
		8,106,661

	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,345,208)	15,281,258

	SHORT-TERM INVESTMENTS - 12.6%
	MONEY MAKRET FUND - 12.6%
2,203,241	Federated Prime Obligations Fund, to yield 0.10% (Cost - $2,203,241) *	2,203,241

	TOTAL INVESTMENTS - 100.2% (Cost - $18,548,449) (a)	$ 17,484,499
	OTHER ASSETS LESS LIABILITIES - NET - (0.2) %	(30,819)
	NET ASSETS - 100.0%	$ 17,453,680

* Variable rate security, the money market rate shown represents the rate at September 30, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,551,265 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,271
	Unrealized depreciation:	(1,069,037)
	Net unrealized depreciation:	$ (1,066,766)

JNF SSgA Retirement Income Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 95.1%
	ASSET ALLOCATION FUND - 4.2%
1,399	SPDR Barclays Convertible Securities ETF	$ 62,563

	DEBT FUNDS - 56.0%
2,264	SPDR Barclays Emerging Markets Local Bond ETF *	55,649
3,663	SPDR Barclays High Yield Bond ETF	130,623
981	SPDR Barclays Intermediate Term Corporate Bond ETF	33,305
550	SPDR Barclays Intermediate Term Treasury ETF	33,347
5,367	SPDR Barclays Long Term Corporate Bond ETF	205,663
3,348	SPDR Barclays Long Term Treasury ETF	239,415
876	SPDR Barclays TIPS ETF *	48,373
1,942	SPDR Wells Fargo Preferred Stock ETF	84,943
		831,318
	EQUITY FUNDS - 34.9%
396	SPDR Consumer Discretionary Select Sector Fund	29,407
1,505	SPDR Dow Jones REIT ETF	129,686
1,285	SPDR Financial Select Sector Fund	29,118
421	SPDR Health Care Select Sector Fund	27,883
266	SPDR S&P Dividend ETF	19,195
2,319	SPDR S&P International Dividend ETF	78,753
1,493	SPDR STOXX Europe 50 ETF	47,179
1,573	WisdomTree Europe Hedged Equity Fund	85,964
1,457	WisdomTree Japan Hedged Equity Fund	70,898
		518,083

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,512,924)	1,411,964

	SHORT-TERM INVESTMENTS - 5.5%
	MONEY MARKET FUND - 5.5%
81,994	Federated Prime Obligations Fund, to yield 0.10% (Cost - $81,994) **	81,994

	TOTAL INVESTMENTS - 100.6% (Cost - $1,594,918) (a)	$ 1,493,958
	OTHER ASSETS LESS LIABILITIES - NET - (0.6) %	(9,367)
	NET ASSETS - 100.0%	$ 1,484,591

* Non-income producing security.
** Variable rate security, the money market rate shown represents the rate at September 30, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,623,979 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 10,593
	Unrealized depreciation:	(140,614)
	Net unrealized depreciation:	$ (130,021)

JNF Dynasty Liquid Alternatives Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	MUTUAL FUNDS - 102.5%
	ALTERNATIVE INVESTMENT FUNDS - 20.2%
2,467	AQR Diversified Arbitrage Fund	$ 24,478
3,279	AQR Managed Futures Strategy Fund	36,849
5,534	Legg Mason BW Alternative Credit Fund	55,232
		116,559
	ASSET ALLOCATION FUNDS - 32.6%
3,003	ASG Managed Futures Strategy Fund	32,643
4,462	Eaton Vance Global Macro Absolute Return Advantage Fund	44,392
4,094	John Hancock Funds II - Global Absolute Return Strategies Fund	45,161
4,976	Loomis Sayles Strategic Alpha Fund	47,916
1,522	William Blair Macro Allocation Fund	17,804
		187,916
	DEBT FUNDS - 18.8%
2,418	AllianzGI Structured Return Fund	37,582
3,537	Avenue Credit Strategies Fund	35,618
3,425	BlackRock Global Long/Short Credit Fund	35,349
		108,549
	EQUITY FUNDS - 30.9%
3,171	AQR Long-Short Equity Fund	38,080
2,440	Boston Partners Long/Short Research Fund	36,473
2,505	Causeway Global Absolute Return Fund *	26,027
2,197	Gotham Absolute Return Fund	27,422
2,187	Neuberger Berman Long Short Fund	27,048
1,836	Wasatch Long/Short Fund	22,695
		177,745

	TOTAL MUTUAL FUNDS (Cost - $615,046)	590,769

	SHORT-TERM INVESTMENTS - 0.2%
	MONEY MARKET FUND - 0.2%
1,152	Federated Prime Obligations Fund, to yield 0.10% (Cost - $1,152) **	1,152

	TOTAL INVESTMENTS - 102.7% (Cost - $616,198) (a)	$ 591,921
	OTHER ASSETS LESS LIABILITIES - NET - (2.7) %	(15,717)
	NET ASSETS - 100.0%	$ 576,204

* Non-income producing security.
** Variable rate security, the money market rate shown represents the rate at September 30, 2015.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $616,198 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 4,679
	Unrealized depreciation:	(28,956)
	Net unrealized depreciation:	$ (24,277)

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities and other assets held by the Portfolios listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Portfolios' investments measured at fair value:

SSgA Sector Rotation Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 65,447,474	$ -	$ -	$ 65,447,474
Money Market Fund	16,559,414	-	-	16,559,414
Total	$ 82,006,888	$ -	$ -	$ 82,006,888

SSgA Tactical Allocation Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 15,281,258	$ -	$ -	$ 15,281,258
Money Market Fund	2,203,241	-	-	2,203,241
Total	$ 17,484,499	$ -	$ -	$ 17,484,499

SSgA Retirement Income Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,411,964	$ -	$ -	$ 1,411,964
Money Market Fund	81,994	-	-	81,994
Total	$ 1,493,958	$ -	$ -	$ 1,493,958

Dynasty Liquid Alternatives Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 590,769	$ -	$ -	$ 590,769
Money Market Fund	1,152	-	-	1,152
Total	$ 591,921	$ -	$ -	$ 591,921

The Portfolios did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Portfolios' policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolios of Investments for security classification.

Exchange Traded Funds
The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 11/20/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 11/20/15

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 11/20/15